Segment Reporting - Schedule of Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Electric personal mobility products [Member]
Schedule of Assets [Line Items]
Plant and equipment, net	$ 334,554	$ 449,255
Operating lease right-of-use assets	427,910	689,165
Customer list
Goodwill
Other non-current assets	123,355	612,932
Total assets	1,882,882	1,751,352
Scientific software products and services [Member]
Schedule of Assets [Line Items]
Plant and equipment, net	1,893
Operating lease right-of-use assets
Customer list	80,000
Goodwill	14,045,955
Other non-current assets	249
Total assets	$ 14,321,800